Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (5.1%)
	Coeur Mining Inc.	402,409	7,775
	Hecla Mining Co.	383,231	6,810
	Commercial Metals Co.	87,960	6,689
*	SSR Mining Inc. (XTSE)	160,422	5,008
*	Perimeter Solutions Inc.	109,935	3,549
	UFP Industries Inc.	43,597	3,531
	Materion Corp.	13,140	2,891
	Avient Corp.	72,379	2,564
*	Energy Fuels Inc.	135,425	2,467
*	Constellium SE	68,131	2,334
*	USA Rare Earth Inc.	73,362	2,055
	Minerals Technologies Inc.	24,895	1,917
	Quaker Chemical Corp.	10,881	1,562
	Innospec Inc.	18,746	1,555
*	Ecovyst Inc.	89,449	1,180
	Kaiser Aluminum Corp.	6,078	1,106
	Worthington Steel Inc.	26,054	1,099
	Ryerson Holding Corp.	34,524	987
	Stepan Co.	16,926	895
*	NWPX Infrastructure Inc.	7,404	873
	Sylvamo Corp.	19,148	752
	Tronox Holdings plc	93,769	745
	Koppers Holdings Inc.	14,887	607
*	Metallus Inc.	28,688	564
*	LSB Industries Inc.	42,224	530
	AdvanSix Inc.	20,712	465
*	Rayonier Advanced Materials Inc.	50,782	465
	Ferroglobe plc	94,806	411
	Mativ Holdings Inc.	43,252	384
	Orion SA	44,787	342
*	Intrepid Potash Inc.	8,658	338
*,1	Critical Metals Corp.	29,135	326
	Caledonia Mining Corp. plc	13,227	314
*	Magnera Corp.	24,955	284
	Cabot Corp.	2,670	234
*,1	Encore Energy Corp.	141,539	226
*	Clearwater Paper Corp.	12,402	202
*	Compass Minerals International Inc.	5,790	185
*	American Battery Technology Co.	45,118	163
*	Tredegar Corp.	20,675	162
*	Ivanhoe Electric Inc.	12,001	162
*	Novagold Resources Inc.	15,037	129
	Friedman Industries Inc.	5,217	122
*	Ascent Industries Co.	6,344	86
*	American Vanguard Corp.	19,814	51
	Valhi Inc.	1,911	28
*	Elmet Group Co.	287	4
*	Rare Earths Americas Inc.	193	4
*	Silver Bow Mining Corp.	300	3
			65,135
Consumer Discretionary (11.1%)
	Garrett Motion Inc.	139,920	4,584
*	Taylor Morrison Home Corp.	75,777	4,433
	Meritage Homes Corp.	53,219	3,472
	Dana Inc.	89,289	3,162
*	OPENLANE Inc.	82,849	3,157
*	Sphere Entertainment Co.	21,435	2,968
	Polaris Inc.	42,004	2,964
*	Asbury Automotive Group Inc.	15,294	2,871

		Shares	Market Value ($000)
	Advance Auto Parts Inc.	47,240	2,846
	Graham Holdings Co. Class B	2,537	2,784
	Academy Sports & Outdoors Inc.	52,237	2,758
	Signet Jewelers Ltd.	31,498	2,753
*	SkyWest Inc.	31,913	2,733
*	M/I Homes Inc.	20,552	2,705
	Visteon Corp.	21,624	2,558
*	Urban Outfitters Inc.	33,538	2,437
	KB Home	48,640	2,377
*	Knowles Corp.	62,742	2,347
	Phinia Inc.	30,219	2,335
*	Lionsgate Studios Corp.	161,749	2,321
	Steven Madden Ltd.	51,514	2,238
*	Victoria's Secret & Co.	38,742	2,131
*	Laureate Education Inc.	65,444	2,094
	American Eagle Outfitters Inc.	125,846	1,988
	Marriott Vacations Worldwide Corp.	22,071	1,873
	LCI Industries	16,653	1,815
*	Capri Holdings Ltd.	93,979	1,740
	Group 1 Automotive Inc.	5,209	1,648
	Perdoceo Education Corp.	50,828	1,646
*	Callaway Golf Co.	104,231	1,605
	Rush Enterprises Inc. Class A	21,846	1,515
*	Adient plc	62,140	1,420
	Strategic Education Inc.	18,294	1,404
*	Goodyear Tire & Rubber Co.	216,486	1,321
*	Central Garden & Pet Co. Class A	38,549	1,316
*	Peloton Interactive Inc. Class A	201,368	1,289
*	JetBlue Airways Corp.	233,029	1,275
	La-Z-Boy Inc.	33,084	1,243
	Kohl's Corp.	86,366	1,240
*	Dauch Corp.	180,973	1,202
	Interface Inc.	40,497	1,199
	PROG Holdings Inc.	31,509	1,159
*	Allegiant Travel Co.	12,032	1,102
	Leggett & Platt Inc.	106,653	1,095
*	Green Brick Partners Inc.	16,176	1,088
	Carter's Inc.	27,887	1,076
	Century Communities Inc.	20,004	1,057
*	National Vision Holdings Inc.	61,652	1,033
*	Sally Beauty Holdings Inc.	77,772	1,033
	HNI Corp.	32,535	1,015
	Red Rock Resorts Inc. Class A	17,375	1,014
	Worthington Enterprises Inc.	16,744	951
	Brightstar Lottery plc	82,116	922
	G-III Apparel Group Ltd.	28,460	920
	Winmark Corp.	2,333	883
	MillerKnoll Inc.	53,600	867
*	Gentherm Inc.	23,663	821
	Papa John's International Inc.	23,484	803
*	LGI Homes Inc.	16,082	769
*	AMC Entertainment Holdings Inc. Class A	412,344	713
*	Pursuit Attractions & Hospitality Inc.	15,632	700
*	GigaCloud Technology Inc. Class A	18,790	677
	Scholastic Corp.	16,189	656
	Standard Motor Products Inc.	16,585	650
	Winnebago Industries Inc.	21,391	635
	Gold.com Inc.	14,884	630
	Sonic Automotive Inc. Class A	7,593	627
	Matthews International Corp. Class A	23,435	622
*	RealReal Inc.	62,188	599
	Kontoor Brands Inc.	8,254	592
*	Beazer Homes USA Inc.	21,816	554
	Smith & Wesson Brands Inc.	34,979	532
*	TripAdvisor Inc.	46,739	523
	Upbound Group Inc.	27,050	520
*	MarineMax Inc.	14,553	501
	Oxford Industries Inc.	11,146	497
*	Helen of Troy Ltd.	18,154	493
*	Eastman Kodak Co.	49,327	489

		Shares	Market Value ($000)
	Movado Group Inc.	12,118	464
*	Fox Factory Holding Corp.	24,875	449
*	Corsair Gaming Inc.	36,164	439
	Cracker Barrel Old Country Store Inc.	12,803	433
*	Cars.com Inc.	41,310	425
	Sinclair Inc.	30,594	423
*	Hovnanian Enterprises Inc. Class A	3,805	420
*	iHeartMedia Inc. Class A	94,785	408
*	Cooper-Standard Holdings Inc.	13,416	407
*	Malibu Boats Inc. Class A	14,660	403
	Arko Corp.	49,856	387
*	Sabre Corp.	216,480	381
	Ethan Allen Interiors Inc.	18,407	380
	Caleres Inc.	25,666	374
	Entravision Communications Corp. Class A	40,522	368
	Monro Inc.	22,309	367
	Marcus Corp.	18,214	344
*	Bed Bath & Beyond Inc.	55,359	339
*	El Pollo Loco Holdings Inc.	22,373	333
*	Newsmax Inc.	38,365	326
*	Six Flags Entertainment Corp.	14,940	314
*	MasterCraft Boat Holdings Inc.	13,167	307
	Dine Brands Global Inc.	9,663	303
	Atmus Filtration Technologies Inc.	6,345	297
*	Stitch Fix Inc. Class A	82,972	295
	Sturm Ruger & Co. Inc.	7,332	287
*	Clean Energy Fuels Corp.	138,893	283
	Gray Media Inc.	69,792	280
*	Genesco Inc.	7,242	278
*	Central Garden & Pet Co.	7,166	276
*	Dream Finders Homes Inc. Class A	17,281	267
	Shoe Carnival Inc.	14,948	265
*	BJ's Restaurants Inc.	5,609	264
	Haverty Furniture Cos. Inc.	10,955	254
*	Strattec Security Corp.	3,119	249
*	Zumiez Inc.	10,051	248
*	AMC Global Media Inc.	23,625	230
*	Portillo's Inc. Class A	53,222	228
	Rocky Brands Inc.	5,790	224
	Rush Enterprises Inc. Class B	3,356	218
*	Boston Omaha Corp. Class A	16,425	212
*	Starz Entertainment Corp.	8,845	207
	Bloomin' Brands Inc.	24,191	204
	Johnson Outdoors Inc. Class A	4,539	203
	Designer Brands Inc. Class A	25,757	199
*	Nexxen International Ltd.	23,749	199
*	Petco Health & Wellness Co. Inc.	61,516	185
*	Krispy Kreme Inc.	51,813	182
*	Funko Inc. Class A	31,146	177
*	EW Scripps Co. Class A	50,766	172
*,1	Webtoon Entertainment Inc.	13,796	170
*	Citi Trends Inc.	3,659	168
*	Outdoor Holding Co.	81,389	168
	Weyco Group Inc.	4,716	166
	National CineMedia Inc.	51,446	162
	Flexsteel Industries Inc.	2,796	161
*	Holley Inc.	58,682	160
*	Reservoir Media Inc.	15,445	159
*	Legacy Housing Corp.	6,581	158
	Cricut Inc. Class A	36,860	153
	JAKKS Pacific Inc.	6,939	153
*	Biglari Holdings Inc. Class B	520	151
	Escalade Inc.	7,799	146
*	Barnes & Noble Education Inc.	12,625	131
	Playtika Holding Corp.	32,884	124
*	Sonos Inc.	7,602	120
*	Motorcar Parts of America Inc.	10,241	113
*	Daily Journal Corp.	215	111
	Hamilton Beach Brands Holding Co. Class A	5,464	111
	Superior Group of Cos. Inc.	8,441	108

		Shares	Market Value ($000)
*	Global Business Travel Group I	11,076	103
*	OneWater Marine Inc. Class A	8,797	97
*	American Outdoor Brands Inc.	9,349	95
	Bassett Furniture Industries Inc.	6,202	93
*	Frontier Group Holdings Inc.	14,504	88
*	USA TODAY Co. Inc.	10,882	85
*	1-800-Flowers.com Inc. Class A	18,471	84
*	Lands' End Inc.	6,806	80
	John Wiley & Sons Inc. Class A	1,821	77
*	McGraw Hill Inc.	6,346	76
	Buckle Inc.	1,637	75
	Lakeland Industries Inc.	6,913	75
	J Jill Inc.	5,600	71
*	America's Car-Mart Inc.	5,641	69
	Clarus Corp.	22,434	69
*	Lovesac Co.	3,886	60
	RCI Hospitality Holdings Inc.	2,149	54
*,1	Faraday Future Intelligent Electric Inc.	148,619	54
	Virco Mfg. Corp.	8,541	51
*	Turtle Beach Corp.	3,821	50
*,1	Falcon's Beyond Global Inc. Class A	3,232	50
*	Black Rock Coffee Bar Inc. Class A	5,336	44
*	United Parks & Resorts Inc.	1,027	41
*	Torrid Holdings Inc.	25,896	41
*	American Public Education Inc.	749	37
*	Playstudios Inc.	67,503	37
*	Traeger Inc.	485	34
	Phoenix Education Partners Inc.	1,082	33
*	Teads Holding Co.	27,576	32
*	Gaia Inc.	12,979	30
*	Jack in the Box Inc.	2,260	28
*	Latham Group Inc.	5,008	26
	Nathan's Famous Inc.	208	21
*	Savers Value Village Inc.	2,058	18
*,1	Sleep Number Corp.	14,412	17
*,1	NextNRG Inc.	24,493	16
*	Vuzix Corp.	3,288	15
*	flyExclusive Inc.	5,388	14
*	BARK Inc.	1,228	12
	CompX International Inc.	347	9
*	Yesway Inc. Class A	375	8
	CuriosityStream Inc.	2,441	7
*	Bob's Discount Furniture Inc.	144	2
			140,733
Consumer Staples (1.3%)
*	United Natural Foods Inc.	47,183	2,423
	Andersons Inc.	25,532	1,802
	Spectrum Brands Holdings Inc.	17,976	1,415
	Ingles Markets Inc. Class A	11,593	1,026
	Universal Corp.	18,963	984
	Fresh Del Monte Produce Inc.	26,055	837
	Weis Markets Inc.	10,762	785
	Dole plc	52,761	738
*	Grocery Outlet Holding Corp.	74,523	634
	Edgewell Personal Care Co.	35,453	621
*	Seneca Foods Corp. Class A	3,670	528
	Utz Brands Inc.	58,172	426
*	Mission Produce Inc.	34,789	388
	Village Super Market Inc. Class A	7,318	340
*	Simply Good Foods Co.	24,428	281
	ACCO Brands Corp.	68,096	270
	B&G Foods Inc.	62,300	255
*	Herbalife Ltd.	20,589	246
*,1	Beyond Meat Inc.	306,807	242
*	Olaplex Holdings Inc.	107,926	220
	Nu Skin Enterprises Inc. Class A	37,845	219
*	Nature's Sunshine Products Inc.	9,948	212
	Energizer Holdings Inc.	11,028	201
	MGP Ingredients Inc.	10,977	194

		Shares	Market Value ($000)
	John B Sanfilippo & Son Inc.	2,590	194
	Alico Inc.	4,365	177
	Limoneira Co.	12,712	162
*	USANA Health Sciences Inc.	8,331	152
	Turning Point Brands Inc.	1,650	140
*	Honest Co. Inc.	36,134	126
	Oil-Dri Corp. of America	1,594	122
*	Medifast Inc.	8,338	105
*	HF Foods Group Inc.	30,626	60
*	Hain Celestial Group Inc.	69,066	55
*,1	Waldencast plc Class A	39,198	48
*	SkinHealth Systems Inc.	13,227	10
*	Once Upon a Farm PBC	239	4
*	Suja Life Inc. Class A	148	2
			16,644
Energy (8.7%)
	SM Energy Co.	196,777	6,043
	Noble Corp. plc	99,522	4,626
*	Valaris Ltd.	49,157	4,553
*	Transocean Ltd. (XNYS)	733,513	4,540
*	Plug Power Inc.	1,046,239	4,133
	Warrior Met Coal Inc.	41,108	3,886
	Murphy Oil Corp.	106,746	3,863
	Golar LNG Ltd.	76,920	3,827
*	CNX Resources Corp.	108,563	3,657
	Liberty Energy Inc.	124,492	3,643
*	Nextpower Inc. Class A	23,103	3,613
	California Resources Corp.	57,743	3,424
	Magnolia Oil & Gas Corp. Class A	114,051	3,120
	Patterson-UTI Energy Inc.	272,987	3,060
	Helmerich & Payne Inc.	78,044	2,977
	PBF Energy Inc. Class A	65,936	2,684
	Peabody Energy Corp.	96,324	2,606
	Crescent Energy Co. Class A	202,452	2,340
	Core Natural Resources Inc.	26,247	2,321
*	DNOW Inc.	146,720	1,877
*	Calumet Inc.	48,103	1,706
*	T1 Energy Inc.	160,852	1,699
	Northern Oil & Gas Inc.	75,611	1,646
*	Par Pacific Holdings Inc.	27,778	1,560
*	Seadrill Ltd.	31,468	1,484
*	Talos Energy Inc.	100,398	1,473
*	Shoals Technologies Group Inc. Class A	110,609	1,377
*	Alpha Metallurgical Resources Inc.	6,420	1,277
	Select Water Solutions Inc.	71,011	1,273
*	ProPetro Holding Corp.	77,566	1,184
*	National Energy Services Reunited Corp.	47,513	1,157
*	Borr Drilling Ltd.	225,273	1,129
	World Kinect Corp.	37,575	1,083
*	Kosmos Energy Ltd.	371,781	1,041
*	Nabors Industries Ltd. (XNYS)	11,194	1,037
*	TETRA Technologies Inc.	100,653	1,030
*	Expro Group Holdings NV	64,209	948
	Bristow Group Inc.	22,558	939
*	NPK International Inc.	64,233	933
*	Ameresco Inc. Class A	25,155	905
*	Array Technologies Inc.	93,312	847
*	Green Plains Inc.	53,683	841
*	Innovex International Inc.	30,394	812
*	REX American Resources Corp.	16,746	783
*	Helix Energy Solutions Group Inc.	83,375	780
	Diversified Energy Co.	49,403	719
	SunCoke Energy Inc.	67,356	607
*	Centrus Energy Corp. Class A	2,978	543
*	BKV Corp.	19,894	528
	Core Laboratories Inc.	36,882	504
	Kinetik Holdings Inc.	10,264	472
	RPC Inc.	70,291	465
*	Solid Power Inc.	127,061	421

		Shares	Market Value ($000)
*	Forum Energy Technologies Inc.	8,356	420
	Vitesse Energy Inc.	23,350	403
	VAALCO Energy Inc.	72,344	378
*	Oil States International Inc.	44,397	377
	SandRidge Energy Inc.	24,962	366
*	Oceaneering International Inc.	9,123	349
*	Gevo Inc.	186,338	347
	Riley Exploration Permian Inc.	9,636	320
	W&T Offshore Inc.	79,227	292
	Atlas Energy Solutions Inc.	17,526	292
	Ranger Energy Services Inc. Class A	17,505	271
*	Fluence Energy Inc.	13,703	259
*	Comstock Resources Inc.	18,198	243
	Natural Gas Services Group Inc.	6,038	237
*	Matrix Service Co.	16,406	215
	Granite Ridge Resources Inc.	43,634	212
*	EVgo Inc.	84,213	187
*	Summit Midstream Corp.	7,033	187
	Flowco Holdings Inc. Class A	7,486	175
	NACCO Industries Inc. Class A	3,295	167
*	Flotek Industries Inc.	7,949	159
*	Tidewater Inc.	2,075	152
*	Infinity Natural Resources Inc. Class A	10,260	139
*	ProFrac Holding Corp. Class A	22,027	135
*	SEACOR Marine Holdings Inc.	17,258	130
	HighPeak Energy Inc.	17,046	121
*	Kolibri Global Energy Inc.	18,187	93
	Epsilon Energy Ltd.	15,181	86
	FutureFuel Corp.	19,208	80
*,1	New Fortress Energy Inc.	134,742	76
*	Montauk Renewables Inc.	40,411	70
*	DMC Global Inc.	10,023	68
*	Mammoth Energy Services Inc.	18,418	62
*	PrimeEnergy Resources Corp.	311	51
*,1	SunPower Inc.	47,927	51
*	X-Energy Inc.	778	21
	Evolution Petroleum Corp.	2,811	12
*,1	XCF Global Inc. Class A	23,199	12
*	HMH Holding Inc. Class A	368	8
*	OPAL Fuels Inc. Class A	3,298	7
*	Solv Energy Inc. Class A	145	5
	ARKO Petroleum Corp.	123	2
*	Empire Petroleum Corp. (XASE)	384	1
			111,234
Financials (23.9%)
*	Riot Platforms Inc.	274,810	7,450
	UMB Financial Corp.	52,529	6,895
	Old National Bancorp	244,897	5,880
	Jackson Financial Inc. Class A	53,280	5,494
	United Bankshares Inc.	110,277	4,787
	Hancock Whitney Corp.	66,109	4,503
	Ameris Bancorp	51,603	4,351
*	MARA Holdings Inc.	298,923	4,299
	Essent Group Ltd.	73,288	4,243
	Atlantic Union Bankshares Corp.	112,393	4,228
	Valley National Bancorp	289,581	3,988
	Home BancShares Inc.	148,766	3,981
	Glacier Bancorp Inc.	81,245	3,863
	Radian Group Inc.	107,159	3,659
	Associated Banc-Corp.	131,087	3,646
	CNO Financial Group Inc.	74,424	3,421
	Eastern Bankshares Inc.	171,573	3,385
	Flagstar Bank NA	239,103	3,362
	Fulton Financial Corp.	151,135	3,278
*	Axos Financial Inc.	37,335	3,245
	Bread Financial Holdings Inc.	36,072	3,213
	United Community Banks Inc.	96,358	3,175
	Independent Bank Corp. (XNGS)	39,282	3,106
	Renasant Corp.	74,218	3,022

		Shares	Market Value ($000)
	WSFS Financial Corp.	42,031	3,003
*	Texas Capital Bancshares Inc.	29,774	2,962
	Cathay General Bancorp	50,861	2,933
	International Bancshares Corp.	38,521	2,780
	BankUnited Inc.	59,015	2,738
	CVB Financial Corp.	132,392	2,696
*	Genworth Financial Inc.	312,115	2,672
	First Financial Bancorp	81,727	2,514
	Simmons First National Corp. Class A	114,636	2,459
	WesBanco Inc.	70,577	2,445
	First Interstate BancSystem Inc. Class A	67,813	2,414
	Seacoast Banking Corp. of Florida	76,591	2,321
	Towne Bank	67,767	2,309
	Blackstone Mortgage Trust Inc. Class A	125,362	2,292
*	NMI Holdings Inc.	60,652	2,177
	WaFd Inc.	59,938	2,131
	Mercury General Corp.	21,210	2,079
	Community Financial System Inc.	32,521	2,070
	Dynex Capital Inc.	157,602	2,063
	Park National Corp.	11,644	1,998
	PennyMac Financial Services Inc.	23,300	1,954
	Banc of California Inc.	100,032	1,923
	Beacon Financial Corp.	65,860	1,916
	Trustmark Corp.	43,392	1,916
	First Bancorp / Southern Pines NC	31,970	1,881
	Provident Financial Services Inc.	84,635	1,878
	First Merchants Corp.	46,505	1,874
	Bank of NT Butterfield & Son Ltd.	32,824	1,853
	FB Financial Corp.	35,069	1,848
	First Busey Corp.	66,839	1,829
	NBT Bancorp Inc.	38,328	1,772
	Enterprise Financial Services Corp.	29,044	1,760
*	Customers Bancorp Inc.	23,330	1,753
	Banner Corp.	26,612	1,730
	Nicolet Bankshares Inc.	11,715	1,643
	Northwest Bancshares Inc.	114,949	1,627
*	LendingClub Corp.	89,719	1,601
	OFG Bancorp	34,056	1,552
	Stewart Information Services Corp.	23,843	1,549
*	SiriusPoint Ltd.	72,568	1,549
	First Commonwealth Financial Corp.	81,331	1,540
	ARMOUR Residential REIT Inc.	89,148	1,529
	Horace Mann Educators Corp.	32,249	1,475
*	Encore Capital Group Inc.	17,192	1,374
	First BanCorp (XNYS)	57,239	1,373
	Stellar Bancorp Inc.	36,551	1,365
	Nelnet Inc. Class A	10,196	1,331
	S&T Bancorp Inc.	29,209	1,317
	Ellington Financial Inc.	96,344	1,307
	Hilltop Holdings Inc.	34,427	1,299
	Walker & Dunlop Inc.	25,883	1,299
	National Bank Holdings Corp. Class A	30,017	1,256
	German American Bancorp Inc.	28,468	1,245
	Banco Latinoamericano de Comercio Exterior SA	22,296	1,245
*	Webull Corp.	189,217	1,211
	TriCo Bancshares	23,740	1,206
	QCR Holdings Inc.	12,929	1,191
	Hope Bancorp Inc.	91,869	1,152
	1st Source Corp.	14,538	1,073
	Origin Bancorp Inc.	22,221	1,059
	Westamerica BanCorp	18,688	1,037
	Hamilton Insurance Group Ltd. Class B	34,953	1,035
[1]	Orchid Island Capital Inc.	147,307	999
*	ProAssurance Corp.	40,292	967
	Dime Community Bancshares Inc.	25,689	961
	Merchants Bancorp	20,357	960
	Peoples Bancorp Inc.	27,252	948
	Bank First Corp.	6,779	942
	Pelagos Insurance Capital Ltd.	43,548	940
	Ladder Capital Corp.	89,966	919

		Shares	Market Value ($000)
	Enact Holdings Inc.	21,952	917
	Tompkins Financial Corp.	10,599	913
	Chimera Investment Corp.	64,825	883
	Preferred Bank	9,183	880
[1]	Arbor Realty Trust Inc.	152,489	877
	Univest Financial Corp.	22,033	869
	Old Second Bancorp Inc.	40,200	857
	ConnectOne Bancorp Inc.	28,172	847
	Community Trust Bancorp Inc.	12,552	839
	Artisan Partners Asset Management Inc. Class A	22,143	829
	OceanFirst Financial Corp.	44,019	827
	Burke & Herbert Financial Services Corp.	12,852	817
	Safety Insurance Group Inc.	11,614	815
	Byline Bancorp Inc.	24,429	808
	MFA Financial Inc.	80,432	772
	Employers Holdings Inc.	17,573	764
	Amalgamated Financial Corp.	18,327	760
	Southside Bancshares Inc.	23,127	758
	F&G Annuities & Life Inc.	27,301	757
	First Mid Bancshares Inc.	17,119	754
	Capitol Federal Financial Inc.	96,479	750
	Horizon Bancorp Inc.	39,675	736
	United Fire Group Inc.	16,548	734
	Heritage Financial Corp.	26,836	731
	Virtus Investment Partners Inc.	5,043	721
	Marex Group plc	13,557	718
	TrustCo Bank Corp. NY	13,825	716
	PennyMac Mortgage Investment Trust	68,394	715
	Business First Bancshares Inc.	24,763	705
	CNB Financial Corp.	22,916	703
	Hanmi Financial Corp.	23,270	701
	Mercantile Bank Corp.	13,196	699
*	Triumph Financial Inc.	9,795	698
	Central Pacific Financial Corp.	20,298	697
	Camden National Corp.	13,216	661
*	Firstsun Capital Bancorp	17,996	638
	NB Bancorp Inc.	31,364	628
*	Slide Insurance Holdings Inc.	34,494	622
	Equity Bancshares Inc. Class A	13,462	621
	Farmers National Banc Corp.	43,572	618
	Adamas Trust Inc.	66,730	614
	Apollo Commercial Real Estate Finance Inc.	55,588	609
*	Strive Inc. Class A	34,236	605
	Live Oak Bancshares Inc.	15,781	600
*	Compass Diversified Holdings	52,779	599
	Brightspire Capital Inc.	101,227	584
	HomeTrust Bancshares Inc.	12,335	573
	Redwood Trust Inc.	105,802	573
	Mechanics Bancorp Class A	38,740	570
	Universal Insurance Holdings Inc.	15,393	570
	First Community Bankshares Inc.	13,071	563
	Financial Institutions Inc.	15,408	558
	Franklin BSP Realty Trust Inc. REIT	64,278	557
	Orrstown Financial Services Inc.	14,693	546
	Bank of Hawaii Corp.	7,111	545
	First Financial Corp.	7,855	543
	Independent Bank Corp.	15,751	541
	Republic Bancorp Inc. Class A	6,619	536
	Alerus Financial Corp.	18,572	531
	Lakeland Financial Corp.	8,731	529
	Mid Penn Bancorp Inc.	15,431	504
	City Holding Co.	4,042	502
	Capital City Bank Group Inc.	10,939	499
	Cannae Holdings Inc.	33,279	494
	Two Harbors Investment Corp.	40,044	494
	Washington Trust Bancorp Inc.	14,995	488
	Selective Insurance Group Inc.	5,620	486
	Eagle Bancorp Inc.	17,758	485
	Southern Missouri Bancorp Inc.	6,967	481
	Metropolitan Bank Holding Corp.	5,364	480

		Shares	Market Value ($000)
	Invesco Mortgage Capital Inc. REIT	60,758	478
	TPG RE Finance Trust Inc.	56,443	474
*	PRA Group Inc.	30,544	466
	Great Southern Bancorp Inc.	6,460	464
	Navient Corp.	53,667	459
	Bar Harbor Bankshares	12,974	453
	Arrow Financial Corp.	12,175	447
	Midland States Bancorp Inc.	16,091	447
	ACNB Corp.	8,030	436
*	Miami International Holdings Inc.	9,113	431
	Shore Bancshares Inc.	20,466	423
	Civista Bancshares Inc.	16,140	418
	SmartFinancial Inc.	9,955	415
	Flushing Financial Corp.	25,550	408
*	Columbia Financial Inc.	20,168	406
	South Plains Financial Inc.	9,745	396
	Peoples Financial Services Corp.	6,626	394
*	Third Coast Bancshares Inc.	10,214	391
	Amerant Bancorp Inc.	17,167	390
	Carter Bankshares Inc.	14,303	390
	Brookfield Business Corp. Class A	11,849	389
	Community West Bancshares	15,812	380
	Kearny Financial Corp.	45,498	375
	Red River Bancshares Inc.	4,039	367
	Northfield Bancorp Inc.	25,755	365
	Sierra Bancorp	9,578	364
*	Southern First Bancshares Inc.	6,181	357
	ChoiceOne Financial Services Inc.	11,319	355
	Hingham Institution for Savings	1,180	341
	First Business Financial Services Inc.	5,906	340
	Home Bancorp Inc.	5,267	339
*	Greenlight Capital Re Ltd. Class A	20,752	325
	Peapack-Gladstone Financial Corp.	7,463	323
	Colony Bankcorp Inc.	15,852	314
*	World Acceptance Corp.	1,882	311
	RBB Bancorp	12,950	310
	KKR Real Estate Finance Trust Inc.	45,361	303
	Northeast Bank	2,382	300
*	Ponce Financial Group Inc.	15,670	296
	Bank of Marin Bancorp	11,326	293
	California BanCorp	15,275	290
	Citizens & Northern Corp.	13,714	289
	Farmers & Merchants Bancorp Inc.	10,153	284
	Northpointe Bancshares Inc.	16,622	284
	Investar Holding Corp.	9,866	279
	Burford Capital Ltd.	59,760	277
	Plumas Bancorp	5,247	276
	First Bank	16,738	262
	NewtekOne Inc.	18,894	262
	HBT Financial Inc.	8,931	256
	Northeast Community Bancorp Inc.	10,343	251
	West BanCorp. Inc.	10,311	247
	BayCom Corp.	7,887	243
	Timberland Bancorp Inc.	5,982	243
	Primis Financial Corp.	16,865	243
	First Bancorp Inc. (XNGS)	8,262	241
	Bankwell Financial Group Inc.	4,562	239
	Tiptree Inc.	13,031	238
	Parke Bancorp Inc.	7,550	232
	Citizens Financial Services Inc.	3,553	231
	MVB Financial Corp.	8,567	229
	Chemung Financial Corp.	3,309	227
	Norwood Financial Corp.	7,403	224
	FS Bancorp Inc.	5,459	222
	Regional Management Corp.	6,041	222
	Capital Bancorp Inc.	6,947	222
	Metrocity Bankshares Inc.	6,807	222
	Investors Title Co.	943	221
	Donegal Group Inc. Class A	12,920	219
	Orange County Bancorp Inc.	6,382	218

		Shares	Market Value ($000)
	Waterstone Financial Inc.	11,681	216
	John Marshall Bancorp Inc.	10,032	213
	AMERISAFE Inc.	6,924	212
	Northrim BanCorp Inc.	8,464	209
*	MBIA Inc.	35,466	208
	Ares Commercial Real Estate Corp.	40,580	200
	Ready Capital Corp.	112,504	200
	Jefferson Capital Inc.	11,719	199
	Ames National Corp.	6,840	197
*	GBank Financial Holdings Inc.	6,551	195
	Abacus Global Management Inc.	21,632	194
*	Citizens Inc.	36,620	190
*	Onity Group Inc.	5,488	190
	FVCBankcorp Inc.	12,005	189
	Western New England Bancorp Inc.	13,985	186
	Franklin Financial Services Corp.	3,204	186
*	Innventure Inc.	34,764	185
	Oak Valley Bancorp	5,594	184
*	FB Bancorp Inc.	13,197	184
	First United Corp.	4,620	183
	Fidelity D&D Bancorp Inc.	3,879	181
	C&F Financial Corp.	2,442	180
*	Open Lending Corp.	78,034	178
	Five Star Bancorp	4,223	178
	LCNB Corp.	10,362	177
	PCB Bancorp	7,193	177
	Virginia National Bankshares Corp.	4,074	177
*	Octave Specialty Group Inc.	31,900	175
*	Oportun Financial Corp.	32,181	174
*	Hippo Holdings Inc.	6,703	173
	Blue Ridge Bankshares Inc.	51,821	171
*	Claros Mortgage Trust Inc.	70,549	171
	TPG Mortgage Investment Trust Inc.	21,848	169
	National Bankshares Inc.	4,758	167
	Unity Bancorp Inc.	2,970	166
	Hawthorn Bancshares Inc.	4,509	165
	CoastalSouth Bancshares Inc.	6,281	160
	Chicago Atlantic Real Estate Finance Inc.	14,012	159
*	Bridgewater Bancshares Inc.	8,395	158
	First National Corp.	5,620	156
*	Velocity Financial Inc.	8,857	155
	First Capital Inc.	2,506	155
	NexPoint Diversified Real Estate Trust	28,226	151
	Citizens Community Bancorp Inc.	7,301	149
	Seven Hills Realty Trust	17,257	147
	BancFirst Corp.	1,320	146
	Ohio Valley Banc Corp.	2,929	141
	Bank7 Corp.	3,174	140
*	Porch Group Inc.	13,065	136
	Peoples Bancorp of North Carolina Inc.	3,197	135
*,1	Better Home & Finance Holding Co.	4,635	135
	Commercial Bancgroup Inc.	4,689	135
	Eagle Financial Services Inc.	3,356	132
	Cohen & Steers Inc.	1,876	131
*	Goosehead Insurance Inc. Class A	3,789	130
	First Community Corp.	4,289	129
*	Pioneer Bancorp Inc.	8,556	128
	Princeton Bancorp Inc.	3,559	128
	CB Financial Services Inc.	3,549	127
*	Security National Financial Corp. Class A	12,957	126
	Eagle Bancorp Montana Inc.	5,651	125
	BCB Bancorp Inc.	11,842	124
	Medallion Financial Corp.	12,388	121
	Federal Agricultural Mortgage Corp. Class C	672	119
*	First Western Financial Inc.	4,075	119
	MainStreet Bancshares Inc.	5,098	117
	OP Bancorp	8,226	116
	CF Bankshares Inc.	3,974	113
	James River Group Holdings Inc.	28,291	111
*	AlTi Global Inc.	32,962	109

		Shares	Market Value ($000)
	USCB Financial Holdings Inc.	5,851	108
	SR Bancorp Inc.	5,744	108
*	Wealthfront Corp.	8,844	108
*,1	Bakkt Inc.	9,792	106
*	ECB Bancorp Inc.	5,759	105
	Meridian Corp.	5,764	104
*	BV Financial Inc.	5,276	104
	Landmark Bancorp Inc.	3,614	103
*	loanDepot Inc. Class A	76,973	102
	SB Financial Group Inc.	4,510	97
	American Integrity Insurance Group Inc.	5,798	95
	Westwood Holdings Group Inc.	5,686	94
*	Heritage Insurance Holdings Inc.	4,239	92
	American Coastal Insurance Corp.	8,793	92
	Richmond Mutual BanCorp. Inc.	6,231	90
	Nexpoint Real Estate Finance Inc.	5,633	88
	Riverview Bancorp Inc.	15,570	87
	Finward Bancorp	2,617	86
*	Ategrity Specialty Holdings LLC	4,385	86
	Stock Yards Bancorp Inc.	1,187	85
*	ACRES Commercial Realty Corp.	4,082	83
	Rithm Property Trust Inc.	5,616	82
	Hanover Bancorp Inc.	3,379	79
*	Consumer Portfolio Services Inc.	7,565	75
	First Internet Bancorp	3,061	74
*	NI Holdings Inc.	5,221	73
*	Finance of America Cos. Inc. Class A	3,491	70
	Sound Financial Bancorp Inc.	1,647	69
	Sunrise Realty Trust Inc.	7,788	69
*	Avidbank Holdings Inc.	1,970	61
*	Chain Bridge Bancorp Inc. Class A	1,660	60
	Silvercrest Asset Management Group Inc. Class A	5,097	58
	Greene County Bancorp Inc.	2,151	56
*	Rhinebeck Bancorp Inc.	3,451	56
	Angel Oak Mortgage REIT Inc.	6,638	55
	GCM Grosvenor Inc. Class A	5,044	54
*	Exzeo Group Inc.	3,735	52
*	Finwise Bancorp	2,764	40
	Lument Finance Trust Inc.	34,843	37
*	eHealth Inc.	21,964	34
*	Selectquote Inc.	29,777	30
	MarketWise Inc.	1,479	26
*	Prairie Operating Co.	28,253	25
*	LendingTree Inc.	488	19
*	Siebert Financial Corp.	9,678	18
	Kingstone Cos. Inc.	587	9
*	Lincoln International Inc.	291	7
*	Kestrel Group Ltd.	518	6
	Union Bankshares Inc.	203	5
*	GoHealth Inc. Class A	7,498	5
*	Fold Holdings Inc.	3,484	3
	Value Line Inc.	50	2
*,2	Sterling Bancorp Inc.	14,650	—
			304,427
Health Care (10.0%)
*	Cytokinetics Inc.	90,737	6,965
*	Praxis Precision Medicines Inc.	18,703	6,545
*	Vaxcyte Inc.	97,821	5,028
*	CRISPR Therapeutics AG	71,986	4,044
*	LivaNova plc	42,944	3,169
*	Ligand Pharmaceuticals Inc.	13,498	3,131
*	Dianthus Therapeutics Inc.	25,826	2,402
*	Denali Therapeutics Inc.	105,169	2,213
*	Oruka Therapeutics Inc.	36,416	2,131
*	GRAIL Inc.	27,764	1,990
*	Ideaya Biosciences Inc.	66,404	1,957
*	Tango Therapeutics Inc.	87,518	1,924
*	Erasca Inc.	149,722	1,922
*	10X Genomics Inc. Class A	66,012	1,868

		Shares	Market Value ($000)
*	Celldex Therapeutics Inc.	59,388	1,867
	National HealthCare Corp.	10,019	1,848
*	Supernus Pharmaceuticals Inc.	39,955	1,845
*	Relay Therapeutics Inc.	117,153	1,646
*	Omnicell Inc.	35,226	1,555
*	Neogen Corp.	172,816	1,550
*	Prestige Consumer Healthcare Inc.	30,784	1,463
*	Pediatrix Medical Group Inc.	67,405	1,452
*	Spyre Therapeutics Inc.	19,426	1,428
*	Nurix Therapeutics Inc.	79,804	1,417
	Select Medical Holdings Corp.	84,747	1,398
*	Dyne Therapeutics Inc.	71,083	1,374
*	Alkermes plc	31,849	1,344
*	Agios Pharmaceuticals Inc.	44,358	1,304
*	Definium Therapeutics Inc.	53,075	1,284
*	Intellia Therapeutics Inc.	87,056	1,225
*	Alumis Inc.	53,684	1,160
*	Fortrea Holdings Inc.	73,096	1,125
*	Kodiak Sciences Inc.	29,632	1,088
*	Iovance Biotherapeutics Inc.	264,398	1,084
*	Enovis Corp.	44,866	1,018
*	NeoGenomics Inc.	91,560	963
*	Monte Rosa Therapeutics Inc.	47,410	934
*	Rapport Therapeutics Inc.	23,046	910
	CONMED Corp.	24,432	872
*	AMN Healthcare Services Inc.	30,075	871
*	Avanos Medical Inc.	35,072	870
*	Teladoc Health Inc.	113,054	860
*	Integra LifeSciences Holdings Corp.	53,408	857
*	PTC Therapeutics Inc.	11,574	855
*	Nuvation Bio Inc.	174,078	832
*	EyePoint Inc.	60,822	826
*	Surgery Partners Inc.	60,730	811
*	AdaptHealth Corp.	79,782	808
*	Azenta Inc.	32,877	752
*	Inhibrx Biosciences Inc.	7,100	738
*	Olema Pharmaceuticals Inc.	54,737	722
*	MBX Biosciences Inc.	22,326	703
*	Vir Biotechnology Inc.	73,391	700
*	Cullinan Therapeutics Inc.	42,461	698
*	Pacira BioSciences Inc.	29,751	691
*	Kura Oncology Inc.	66,519	679
*	Tyra Biosciences Inc.	20,304	678
*	Addus HomeCare Corp.	7,347	674
*	Xencor Inc.	56,348	669
*	ICU Medical Inc.	4,733	641
*	Healthcare Services Group Inc.	30,311	624
*	RadNet Inc.	10,248	569
*	Annexon Inc.	103,454	561
*,1	Jade Biosciences Inc.	25,312	533
*	Indivior Pharmaceuticals Inc.	14,257	514
*	Maze Therapeutics Inc.	19,397	513
*	Septerna Inc.	16,907	511
*	Bicara Therapeutics Inc.	23,316	507
*	Amphastar Pharmaceuticals Inc.	26,262	495
*	Replimune Group Inc.	55,327	481
*	OPKO Health Inc.	326,167	476
*	Castle Biosciences Inc.	22,588	476
*	Personalis Inc.	41,082	468
*	LifeStance Health Group Inc.	58,291	449
*	Arcus Biosciences Inc.	17,511	444
*	Tactile Systems Technology Inc.	17,475	430
*	Maravai LifeSciences Holdings Inc. Class A	87,724	421
*	BioAge Labs Inc.	23,860	413
*	QuidelOrtho Corp.	30,579	398
*	Esperion Therapeutics Inc.	126,638	396
*	Sana Biotechnology Inc.	119,630	395
*	Cytek Biosciences Inc.	93,441	392
*	Emergent BioSolutions Inc.	41,537	379
*	Arvinas Inc.	39,528	355

		Shares	Market Value ($000)
*	4D Molecular Therapeutics Inc.	35,199	349
*	Solid Biosciences Inc.	47,297	347
*	Zenas Biopharma Inc.	18,728	345
*	Varex Imaging Corp.	33,059	338
*	Janux Therapeutics Inc.	23,095	337
*	Aclaris Therapeutics Inc.	73,214	333
*	Pacific Biosciences of California Inc.	219,226	327
*	Prothena Corp. plc	31,719	323
*	ORIC Pharmaceuticals Inc.	37,641	318
*,1	ImmunityBio Inc.	41,244	310
*	Fulgent Genetics Inc.	16,967	308
*	Fulcrum Therapeutics Inc.	44,303	307
	US Physical Therapy Inc.	4,710	303
*	Vanda Pharmaceuticals Inc.	45,236	292
*	Ginkgo Bioworks Holdings Inc.	31,118	292
	HealthStream Inc.	11,635	291
*	Myriad Genetics Inc.	73,299	291
*	Orthofix Medical Inc.	31,138	289
*	Enanta Pharmaceuticals Inc.	21,793	287
*	Scholar Rock Holding Corp.	5,685	280
*	Prime Medicine Inc.	78,912	280
*	Brookdale Senior Living Inc.	21,278	274
*	Lexeo Therapeutics Inc.	53,208	273
*	AngioDynamics Inc.	23,467	269
*	Keros Therapeutics Inc.	23,859	268
*	REGENXBIO Inc.	37,725	264
*	Editas Medicine Inc.	75,517	261
*	Allogene Therapeutics Inc.	119,752	260
*	Phathom Pharmaceuticals Inc.	27,063	260
*	Waystar Holding Corp.	12,999	259
*	Standard BioTools Inc.	221,467	255
*	Atea Pharmaceuticals Inc.	54,047	252
*	Neurogene Inc.	8,684	246
*	Puma Biotechnology Inc.	33,085	237
*	Evolent Health Inc. Class A	59,702	236
*	Fate Therapeutics Inc.	83,030	236
*	OraSure Technologies Inc.	53,758	231
*	Amylyx Pharmaceuticals Inc.	16,063	231
*	Viridian Therapeutics Inc.	13,044	230
*	Cogent Biosciences Inc.	6,406	224
*	HeartFlow Inc.	7,236	224
*	Novavax Inc.	20,340	223
*,1	Tectonic Therapeutic Inc.	6,993	218
*	Aquestive Therapeutics Inc.	52,713	212
*	Upstream Bio Inc.	25,380	212
*	LB Pharmaceuticals Inc.	7,462	209
*	Eledon Pharmaceuticals Inc.	53,969	206
*	MapLight Therapeutics Inc.	7,044	206
*	OmniAb Inc.	75,613	204
*	Merit Medical Systems Inc.	3,199	202
*	Amneal Pharmaceuticals Inc.	14,711	194
*	Design Therapeutics Inc.	18,470	194
*	Travere Therapeutics Inc.	3,994	188
*	Perspective Therapeutics Inc.	47,669	188
*	Akebia Therapeutics Inc.	183,585	187
*	Aura Biosciences Inc.	24,909	186
*	Protara Therapeutics Inc.	39,575	184
*	Celcuity Inc.	1,365	181
*	Omada Health Inc.	9,719	175
*	Rocket Pharmaceuticals Inc.	55,412	170
*	OrthoPediatrics Corp.	9,859	169
*	BioCryst Pharmaceuticals Inc.	18,597	166
*	Accendra Health Inc.	58,540	166
*	Fennec Pharmaceuticals Inc.	16,459	163
*	Entrada Therapeutics Inc.	22,673	160
*,1	Quantum-Si Inc.	132,626	158
*	Aktis Oncology Inc.	7,607	158
*	UroGen Pharma Ltd.	5,556	156
	Utah Medical Products Inc.	2,330	155
*	Ardent Health Inc.	16,621	153

		Shares	Market Value ($000)
*	Innoviva Inc.	7,049	151
*	Absci Corp.	21,697	146
	Embecta Corp.	42,021	142
*	Artivion Inc.	6,334	141
*	Anika Therapeutics Inc.	9,661	140
*	Alector Inc.	64,157	139
*	Voyager Therapeutics Inc.	35,568	138
*	Inhibikase Therapeutics Inc.	75,662	132
	Concentra Group Holdings Parent Inc.	5,264	131
*	Tonix Pharmaceuticals Holding Corp.	10,431	129
*	Larimar Therapeutics Inc.	36,214	126
*,1	Humacyte Inc.	96,784	126
*	Lumexa Imaging Holdings Inc.	16,004	125
*	Nkarta Inc.	37,902	123
*	Inogen Inc.	18,133	118
*	STAAR Surgical Co.	3,736	112
*	Compass Therapeutics Inc.	46,665	111
	Acme United Corp.	2,545	107
*	Arcturus Therapeutics Holdings Inc.	12,611	100
*	Community Health Systems Inc.	35,888	98
*	Verastem Inc.	22,643	98
*	MeiraGTx Holdings plc	8,961	95
*	MaxCyte Inc.	77,156	93
*	Theravance Biopharma Inc.	5,744	92
*	XOMA Royalty Corp.	2,172	91
*	Heron Therapeutics Inc.	103,673	90
*	Evommune Inc.	3,866	90
*	Coherus Oncology Inc.	54,650	87
*	Syndax Pharmaceuticals Inc.	4,416	87
*	Quanterix Corp.	28,105	86
*	PACS Group Inc.	2,338	86
*	WaVe Life Sciences Ltd.	12,313	81
*,1	Nano-X Imaging Ltd.	41,689	80
*	Aveanna Healthcare Holdings Inc.	10,327	74
*	Innovage Holding Corp.	9,525	72
*	Health Catalyst Inc.	51,455	71
*	Korro Bio Inc.	5,064	68
*	Omeros Corp.	6,001	66
*	TriSalus Life Sciences Inc.	17,689	60
*	Sonida Senior Living Inc.	1,546	55
*	Cartesian Therapeutics Inc. (XNMS)	7,239	55
*	Kestra Medical Technologies Ltd.	2,581	55
*	Arbutus Biopharma Corp.	10,462	48
*,1	Cardiff Oncology Inc.	25,068	48
*	CapsoVision Inc.	6,927	47
*	DocGo Inc.	70,277	46
*	Palvella Therapeutics Inc.	392	46
*	Beta Bionics Inc.	3,591	44
*	Precigen Inc.	9,976	43
*	908 Devices Inc.	4,885	41
*	Lucid Diagnostics Inc.	39,786	41
*	LifeMD Inc.	8,950	38
*	Outset Medical Inc.	7,847	38
*	Shoulder Innovations Inc.	2,616	38
*	Foghorn Therapeutics Inc.	8,309	36
*	Ironwood Pharmaceuticals Inc.	9,807	35
*	Codexis Inc.	12,306	34
*	Biote Corp. Class A	15,617	31
*	Lifecore Biomedical Inc.	5,876	30
	SIGA Technologies Inc.	6,497	30
*	Rezolute Inc.	8,326	27
*	Abeona Therapeutics Inc.	4,446	26
*	SBC Medical Group Holdings Inc.	7,982	26
*	Candel Therapeutics Inc.	3,025	25
*	Carlsmed Inc.	2,166	25
*	Kailera Therapeutics Inc.	989	23
*	Definitive Healthcare Corp.	22,401	21
*	Aardvark Therapeutics Inc.	4,264	18
*,1	AirSculpt Technologies Inc.	3,166	17
*,1	Avalyn Pharma Inc.	582	17

		Shares	Market Value ($000)
*	Aldeyra Therapeutics Inc.	7,734	14
*	Tvardi Therapeutics Inc.	3,820	13
*	VeraDermics Inc.	122	12
*	Atrium Therapeutics Inc.	724	9
*	GMR Solutions Inc. Class A	669	8
*	MediWound Ltd.	471	7
*	Odyssey Therapeutics Inc.	438	7
*	Stereotaxis Inc.	3,268	6
*	Alamar Biosciences Inc.	296	6
*,1	Hemab Therapeutics Holdings Inc.	222	6
*	Mobia Medical Inc.	438	6
*,2	Inhibrx Inc. CVR	7,780	5
*	Atlantic International Corp.	3,059	5
*	Eikon Therapeutics Inc.	367	4
*,1	Seaport Therapeutics Inc.	240	4
*	Accuray Inc.	5,055	2
*	aTyr Pharma Inc.	4,561	2
*	Alpha Teknova Inc.	399	2
*	SpyGlass Pharma Inc.	101	2
*	Tevogen Bio Holdings Inc.	166	1
*,2	Third Harmonic Bio Inc.	16,307	—
*,2	OmniAb Inc. 12.5 Earnout	4,268	—
*,2	OmniAb Inc. 15 Earnout	4,268	—
*	Picard Medical Inc.	991	—
			127,785
Industrials (12.6%)
	EnerSys	27,396	6,245
*	Fluor Corp.	126,884	5,806
	Enpro Inc.	14,504	4,453
	GATX Corp.	26,122	4,417
	Matson Inc.	24,299	4,405
*	Mercury Systems Inc.	33,082	3,695
*	Intuitive Machines Inc.	82,561	3,619
	Arcosa Inc.	27,541	3,491
*	Resideo Technologies Inc.	101,828	3,184
*	RXO Inc.	120,645	3,086
	UniFirst Corp.	11,530	3,060
	Terex Corp.	50,785	2,955
	JBT Marel Corp.	21,381	2,873
	HB Fuller Co.	43,067	2,760
	Scorpio Tankers Inc.	35,651	2,656
*	AAR Corp.	23,184	2,611
	Bel Fuse Inc. Class B	9,319	2,558
	Tutor Perini Corp.	35,131	2,512
	International Seaways Inc.	31,774	2,453
	Otter Tail Corp.	28,264	2,449
	ArcBest Corp.	17,687	2,418
	Atkore Inc.	26,548	2,198
	Helios Technologies Inc.	26,118	2,170
	Boise Cascade Co.	29,372	2,048
	Kennametal Inc.	59,874	1,964
	Hub Group Inc. Class A	47,118	1,957
	ABM Industries Inc.	47,316	1,848
	DHT Holdings Inc.	106,547	1,739
*	Ducommun Inc.	10,954	1,667
	Werner Enterprises Inc.	38,854	1,613
*	V2X Inc.	19,319	1,606
	Korn Ferry	22,381	1,566
*	Itron Inc.	18,490	1,525
*	Legence Corp. Class A	17,520	1,467
*	CoreCivic Inc.	69,032	1,455
*	Proto Labs Inc.	18,858	1,429
*	Masterbrand Inc.	158,516	1,376
*	Thermon Group Holdings Inc.	22,479	1,374
	Teekay Tankers Ltd. Class A	18,956	1,334
	Pitney Bowes Inc.	80,759	1,300
	Tennant Co.	14,445	1,244
	Greif Inc. Class A	18,751	1,187
	Dorian LPG Ltd.	29,412	1,183

		Shares	Market Value ($000)
*	Vishay Precision Group Inc.	9,408	1,179
*	Hillman Solutions Corp.	158,081	1,179
	Greenbrier Cos. Inc.	24,002	1,131
	Trinity Industries Inc.	33,805	1,097
	SFL Corp. Ltd.	96,055	1,060
*	Cimpress plc	10,602	1,045
	TriMas Corp.	25,011	1,024
	Albany International Corp. Class A	15,757	1,019
	ICF International Inc.	14,468	996
*	TIC Solutions Inc.	121,738	995
*	Vestis Corp.	71,885	929
*	Gibraltar Industries Inc.	23,414	905
	Astec Industries Inc.	17,942	904
	Deluxe Corp.	35,057	852
	Alamo Group Inc.	5,622	847
	Nordic American Tankers Ltd.	162,506	837
	Allient Inc.	10,557	836
*	O-I Glass Inc.	91,122	797
	Marten Transport Ltd.	45,836	790
*	Everforth Inc.	32,744	743
*	Hyliion Holdings Corp.	99,148	693
*	BrightView Holdings Inc.	55,806	690
	Preformed Line Products Co.	1,866	690
	Quanex Building Products Corp.	36,172	673
*	Alliance Laundry Holdings Inc.	26,481	669
	Granite Construction Inc.	4,770	653
	Apogee Enterprises Inc.	16,592	637
*	Marqeta Inc. Class A	153,185	622
*,1	FLEX LNG Ltd.	20,782	619
	Genco Shipping & Trading Ltd.	24,859	598
	Myers Industries Inc.	25,087	572
*	Green Dot Corp. Class A	42,593	548
*	Voyager Technologies Inc. Class A	11,064	548
	VSE Corp.	2,921	541
	Costamare Inc.	34,875	536
	Heartland Express Inc.	34,616	519
	National Presto Industries Inc.	4,088	517
	McGrath RentCorp.	4,636	505
	PagSeguro Digital Ltd. Class A	53,621	501
	Navigator Holdings Ltd.	22,663	492
	Standex International Corp.	1,755	486
	Teekay Corp. Ltd.	41,981	482
*	CryoPort Inc.	30,371	477
*	Custom Truck One Source Inc.	47,553	456
	Ardmore Shipping Corp.	27,195	437
*	Target Hospitality Corp.	25,120	436
	Miller Industries Inc.	8,743	419
*	Onterris Inc.	25,965	416
*	3D Systems Corp.	114,028	407
	Covenant Logistics Group Inc.	9,824	390
	Ennis Inc.	19,050	390
	Primoris Services Corp.	2,910	366
*	Titan Machinery Inc.	16,780	366
*	Janus International Group Inc.	67,688	361
	Columbus McKinnon Corp.	22,524	359
	Willis Lease Finance Corp.	2,010	356
	Hyster-Yale Inc.	9,774	355
	Luxfer Holdings plc	20,769	354
	Alight Inc. Class A	374,419	353
*	Strata Critical Medical Inc.	55,792	352
	Aebi Schmidt Holding AG	27,948	349
*	Atlanticus Holdings Corp.	3,984	343
*	Aspen Aerogels Inc.	53,261	341
*	Orion Group Holdings Inc.	24,461	337
*	I3 Verticals Inc. Class A	16,489	336
	Ardagh Metal Packaging SA	83,046	335
*	Firefly Aerospace Inc.	7,139	332
*	Cross Country Healthcare Inc.	25,103	329
*	L B Foster Co. Class A	7,999	329
*	Himalaya Shipping Ltd.	22,307	329

		Shares	Market Value ($000)
*	Manitowoc Co. Inc.	27,493	325
*	Willdan Group Inc.	3,579	325
*	First Advantage Corp.	20,196	323
	Bel Fuse Inc. Class A	1,305	320
*	BlueLinx Holdings Inc.	6,100	317
	Greif Inc. Class B	3,822	307
*	Transcat Inc.	3,527	298
	Kelly Services Inc. Class A	23,532	273
*	Titan International Inc.	37,741	272
*	Mayville Engineering Co. Inc.	9,539	256
	Park-Ohio Holdings Corp.	7,822	255
*	Ranpak Holdings Corp.	36,376	251
*	Radiant Logistics Inc.	29,157	248
	Safe Bulkers Inc.	39,480	247
	Wabash National Corp.	31,039	246
*	Resolute Holdings Management Inc.	2,033	242
*	Cardinal Infrastructure Group Inc. Class A	4,584	238
*	Donnelley Financial Solutions Inc.	5,485	218
	Park Aerospace Corp.	6,652	212
*	Repay Holdings Corp.	51,739	201
*,1	Palladyne AI Corp.	23,217	196
*	Paysafe Ltd.	24,956	193
*	Conduent Inc.	110,323	191
*	Astronics Corp.	2,085	181
*	AerSale Corp.	27,503	181
	Insteel Industries Inc.	6,520	179
	GPGI Inc. Class A	14,496	176
*	Beta Technologies Inc. Class A	9,581	176
	Pangaea Logistics Solutions Ltd.	22,796	173
*,1	York Space Systems Inc.	5,119	167
*	Core Molding Technologies Inc.	6,706	159
*	Hudson Technologies Inc.	29,470	157
*	Mistras Group Inc.	8,431	148
*	JELD-WEN Holding Inc.	65,448	141
*	Flywire Corp.	8,675	139
*	TrueBlue Inc.	21,850	136
*	Sezzle Inc.	1,112	131
*	Satellogic Inc. Class A	13,554	129
*	Concrete Pumping Holdings Inc.	16,241	127
	LSI Industries Inc.	5,042	122
*	Acacia Research Corp.	26,088	121
	Kronos Worldwide Inc.	16,648	120
*	Gencor Industries Inc.	7,892	111
*	Forward Air Corp.	10,506	111
	Resources Connection Inc.	24,399	110
*	AirJoule Technologies Corp.	24,132	108
*	Advantage Solutions Inc.	2,878	108
*	Proficient Auto Logistics Inc.	19,089	104
	Douglas Dynamics Inc.	2,306	103
*	Costamare Bulkers Holdings Ltd.	6,325	102
	Kforce Inc.	2,141	101
	Eastern Co.	4,460	96
	EVI Industries Inc.	5,279	92
*	Microvast Holdings Inc.	54,999	85
	Universal Logistics Holdings Inc.	5,170	82
*	Alta Equipment Group Inc.	12,746	79
	Information Services Group Inc.	17,221	78
*	Forrester Research Inc.	8,739	62
	HireQuest Inc.	3,837	50
	Cass Information Systems Inc.	1,060	49
	Quad / Graphics Inc.	6,562	49
*	PAMT Corp.	3,513	48
	NLI Holdings Inc.	7,115	43
*	TTEC Holdings Inc.	15,197	41
*	AIRO Group Holdings Inc.	4,556	41
*	Madison Air Solutions Corp. Class A	879	38
*	Forgent Power Solutions Inc.	538	29
*	Franklin Covey Co.	1,164	28
*,1	Skillsoft Corp.	3,760	27
*	Power Solutions International Inc.	562	23

		Shares	Market Value ($000)
*	Distribution Solutions Group Inc.	716	19
	Public Policy Holding Co. Inc.	1,676	17
*	Bowman Consulting Group Ltd.	523	16
*	Arxis Inc. Class A	352	16
*	Southland Holdings Inc.	9,888	12
*	Aevex Corp. Class A	251	10
*	Arrive AI Inc.	2,710	2
	Trinseo plc	120	—
			160,229
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	724	—
Real Estate (9.0%)
	CareTrust REIT Inc.	159,635	6,516
	Terreno Realty Corp.	80,739	5,304
	Macerich Co.	218,161	4,913
	Essential Properties Realty Trust Inc.	156,764	4,794
	Kite Realty Group Trust	171,564	4,704
	American Healthcare REIT Inc.	91,115	4,455
	HA Sustainable Infrastructure Capital Inc.	98,778	4,050
	Sabra Health Care REIT Inc.	196,352	3,905
	Phillips Edison & Co. Inc.	81,827	3,285
	Independence Realty Trust Inc.	189,878	3,082
	Broadstone Net Lease Inc.	149,594	3,026
	COPT Defense Properties	89,907	2,882
	SL Green Realty Corp.	57,288	2,601
	Apple Hospitality REIT Inc.	176,059	2,586
	LXP Industrial Trust	45,869	2,369
*	Cushman & Wakefield Ltd.	185,225	2,304
	Acadia Realty Trust	104,298	2,297
	Urban Edge Properties	100,157	2,248
	Curbline Properties Corp.	76,623	2,232
	DigitalBridge Group Inc.	139,521	2,182
	National Health Investors Inc.	28,652	2,100
	Four Corners Property Trust Inc.	83,363	2,076
	InvenTrust Properties Corp.	61,385	2,034
	Newmark Group Inc. Class A	119,117	1,664
	Douglas Emmett Inc.	129,029	1,502
	Global Net Lease Inc.	156,684	1,468
	Sunstone Hotel Investors Inc.	134,082	1,451
	Diversified Healthcare Trust	173,770	1,446
	LTC Properties Inc.	37,274	1,394
	Getty Realty Corp.	42,660	1,388
	Smartstop Self Storage REIT Inc.	43,691	1,365
	Pebblebrook Hotel Trust	88,185	1,345
	Sila Realty Trust Inc.	44,020	1,331
	Innovative Industrial Properties Inc.	21,782	1,263
	Xenia Hotels & Resorts Inc.	63,418	1,102
	Kennedy-Wilson Holdings Inc.	94,959	1,046
	NETSTREIT Corp.	49,654	1,006
*	Compass Inc. Class A	118,928	979
	RLJ Lodging Trust	98,508	959
	American Assets Trust Inc.	40,751	950
	Centerspace	13,390	904
*	Piedmont Realty Trust Inc.	100,847	838
	Easterly Government Properties Inc.	33,216	797
	Service Properties Trust	428,775	768
	DiamondRock Hospitality Co.	67,461	741
	JBG SMITH Properties	47,022	690
	Whitestone REIT	35,691	681
	Safehold Inc.	44,087	660
	Empire State Realty Trust Inc. Class A	110,197	631
	Marcus & Millichap Inc.	18,913	534
	CTO Realty Growth Inc.	24,730	508
*	Hudson Pacific Properties Inc.	41,973	503
	Summit Hotel Properties Inc.	84,236	486
	Postal Realty Trust Inc. Class A	19,628	452
	AH Realty Trust Inc.	63,475	432
	Brandywine Realty Trust	136,214	422

		Shares	Market Value ($000)
*	Forestar Group Inc.	15,282	420
	Chatham Lodging Trust	37,816	410
	Industrial Logistics Properties Trust	44,304	397
	Gladstone Commercial Corp.	31,122	392
	Community Healthcare Trust Inc.	21,754	375
	Chiron Real Estate Inc.	10,153	366
	NexPoint Residential Trust Inc.	11,978	348
	One Liberty Properties Inc.	14,211	335
*	Tejon Ranch Co.	16,756	324
	Farmland Partners Inc.	30,869	317
	Tanger Inc.	8,702	314
	FrontView REIT Inc.	16,486	292
	Gladstone Land Corp.	26,997	256
	RMR Group Inc. Class A	12,158	243
*	FRP Holdings Inc.	9,963	230
	SITE Centers Corp.	40,844	206
	Alpine Income Property Trust Inc.	10,281	198
	CBL & Associates Properties Inc.	3,394	163
*	Stratus Properties Inc.	5,146	147
*	Seaport Entertainment Group Inc.	5,692	144
	Modiv Industrial Inc.	7,860	143
	NET Lease Office Properties	11,435	137
*	RE / MAX Holdings Inc. Class A	13,987	133
	BRT Apartments Corp.	8,272	120
	Braemar Hotels & Resorts Inc.	42,773	105
*	Douglas Elliman Inc.	55,922	101
	Universal Health Realty Income Trust	1,313	54
	Franklin Street Properties Corp.	75,545	40
*	Transcontinental Realty Investors Inc.	855	33
	Clipper Realty Inc.	9,812	31
	Saul Centers Inc.	762	26
*	National Healthcare Properties Inc.	1,712	25
*	Mobile Infrastructure Corp.	10,830	24
*	American Realty Investors Inc.	945	14
*	Janus Living Inc. Class A	464	12
	Strawberry Fields REIT Inc.	527	7
*	Logistic Properties of The Americas Class A	2,402	7
*	Maui Land & Pineapple Co. Inc.	323	5
			114,545
Technology (9.8%)
*	TTM Technologies Inc.	80,788	14,034
*	Hut 8 Corp.	77,381	9,659
*	Cipher Digital Inc.	255,656	6,046
*	Sanmina Corp.	23,225	6,032
*	MaxLinear Inc.	56,010	5,205
	Vishay Intertechnology Inc.	95,385	4,965
*	Synaptics Inc.	28,073	3,854
*	Diodes Inc.	36,176	3,810
*	Cleanspark Inc.	199,591	3,650
*	Navitas Semiconductor Corp.	133,266	3,545
*	ACM Research Inc. Class A	40,466	3,503
*	Axcelis Technologies Inc.	22,716	3,417
*	Ultra Clean Holdings Inc.	32,684	2,797
*	Veeco Instruments Inc.	46,984	2,708
*	nLight Inc.	35,018	2,595
	Benchmark Electronics Inc.	27,808	2,349
*	Penguin Solutions Inc.	41,089	2,294
*	NetScout Systems Inc.	55,076	2,292
*	Applied Digital Corp.	45,131	2,134
*	Rogers Corp.	14,255	2,017
*	Fastly Inc. Class A	111,222	1,976
*	FormFactor Inc.	15,471	1,927
*	Cohu Inc.	36,396	1,920
*	Ichor Holdings Ltd.	26,805	1,917
	ePlus Inc.	20,816	1,709
	Kulicke & Soffa Industries Inc.	16,778	1,709
*	Insight Enterprises Inc.	15,250	1,622
*	Photronics Inc.	44,923	1,453
*	Ziff Davis Inc.	31,127	1,403

		Shares	Market Value ($000)
*	BigBear.ai Holdings Inc.	260,705	1,314
	CTS Corp.	19,763	1,269
*	Bandwidth Inc. Class A	16,684	1,084
*	Core Scientific Inc.	38,356	1,030
*	Alpha & Omega Semiconductor Ltd.	19,813	898
*	ScanSource Inc.	17,529	811
*	Arteris Inc.	22,225	799
*	NCR Voyix Corp.	109,457	787
*	Box Inc. Class A	26,276	708
	PC Connection Inc.	8,714	606
*,1	Rumble Inc.	64,561	593
*	Daktronics Inc.	25,758	533
*	Bit Digital Inc.	255,302	516
*	Consensus Cloud Solutions Inc.	14,953	514
*	Kimball Electronics Inc.	19,109	495
*,1	indie Semiconductor Inc. Class A	97,803	488
*	Mitek Systems Inc.	28,157	484
*	Aehr Test Systems	4,595	424
*	Plexus Corp.	1,535	412
*	Ambiq Micro Inc.	5,045	402
*	Powerfleet Inc. NJ	99,368	388
*	Terawulf Inc.	15,129	387
*	Nextdoor Holdings Inc.	181,618	383
	OneSpan Inc.	25,753	372
*	PubMatic Inc. Class A	29,947	350
	Shutterstock Inc.	20,249	301
*	Cerence Inc.	23,393	301
	Methode Electronics Inc.	25,766	297
	Xerox Holdings Corp.	91,073	295
	Adeia Inc.	10,773	288
*	Digital Turbine Inc.	30,029	264
*	Rackspace Technology Inc.	50,872	263
	A10 Networks Inc.	8,352	252
*,1	Chaince Digital Holdings Inc.	27,978	230
*	N-able Inc.	59,558	220
*	PAR Technology Corp.	12,888	199
*	Aeluma Inc.	8,788	190
*	Telos Corp.	39,154	188
*	Blackbaud Inc.	5,709	175
	Richardson Electronics Ltd.	10,044	171
*	Asure Software Inc.	18,112	167
*	Angi Inc.	27,506	161
*	Bumble Inc. Class A	49,390	157
	Immersion Corp.	21,450	139
*	Rimini Street Inc.	30,857	121
*	Navan Inc. Class A	5,598	120
*	CEVA Inc.	2,435	97
*	TechTarget Inc.	19,969	92
*	Diebold Nixdorf Inc.	1,117	91
*,1	Whitefiber Inc.	2,969	88
*	Grid Dynamics Holdings Inc.	9,547	69
*	Tucows Inc. Class A	4,362	66
*,1	Getty Images Holdings Inc.	61,459	64
*	Silvaco Group Inc.	6,173	60
*	Serve Robotics Inc.	5,765	54
*,1	MicroVision Inc.	85,875	52
*	Unisys Corp.	10,335	47
*	Blaize Holdings Inc.	24,395	43
*	eGain Corp.	4,058	30
*	Expensify Inc. Class A	21,110	25
*	CS Disco Inc.	5,909	24
*	Via Transportation Inc. Class A	1,559	24
	Hackett Group Inc.	1,465	17
*	Vivid Seats Inc. Class A	1,848	16
*	Domo Inc. Class B	3,510	15
*	Airship AI Holdings Inc.	3,293	10
	CSP Inc.	864	9
*	Vroom Inc.	740	9

		Shares	Market Value ($000)
*	Neonode Inc.	1,015	2
			124,092
Telecommunications (2.9%)
*	EchoStar Corp. Class A	107,001	13,824
*	Viasat Inc.	97,586	7,867
	Telephone & Data Systems Inc.	78,495	3,070
*	Digi International Inc.	29,297	1,957
*	Applied Optoelectronics Inc.	10,688	1,693
	Uniti Group Inc.	132,162	1,483
*	Harmonic Inc.	65,348	987
*	Lumen Technologies Inc.	86,923	955
*	Liberty Latin America Ltd. Class C	108,482	890
*	Vistance Networks Inc.	65,643	819
	Shenandoah Telecommunications Co.	40,010	638
*	NETGEAR Inc.	21,495	559
*	Xperi Inc.	35,895	285
*	Clearfield Inc.	5,026	237
*	8x8 Inc.	110,517	229
	ATN International Inc.	8,067	227
*	Ribbon Communications Inc.	72,752	224
*	Cable One Inc.	4,083	215
*	Liberty Latin America Ltd. Class A	23,471	189
	Spok Holdings Inc.	15,653	166
*	Aviat Networks Inc.	8,952	159
	IDT Corp. Class B	2,816	155
*	Optimum Communications Inc. Class A	170,902	113
*	Inseego Corp.	8,634	113
*	Hawkeye 360 Inc.	289	10
			37,064
Utilities (5.4%)
	Ormat Technologies Inc. (XNYS)	48,122	6,604
	TXNM Energy Inc.	78,913	4,672
	Southwest Gas Holdings Inc.	54,184	4,671
	Portland General Electric Co.	89,366	4,479
	New Jersey Resources Corp.	79,748	4,406
	Black Hills Corp.	60,100	4,376
	Brookfield Infrastructure Corp. Class A (XTSE)	94,886	3,941
*,1	Oklo Inc.	58,669	3,924
	Spire Inc.	46,090	3,791
	ONE Gas Inc.	47,282	3,676
	Northwestern Energy Group Inc.	48,669	3,437
*	Sunrun Inc.	178,874	2,991
	Avista Corp.	63,991	2,654
	California Water Service Group	47,371	2,136
*	Hawaiian Electric Industries Inc.	129,364	1,721
	Northwest Natural Holding Co.	32,840	1,592
	H2O America	26,373	1,525
	Chesapeake Utilities Corp.	12,167	1,500
*	Enviri Corp.	60,038	1,246
	MGE Energy Inc.	13,895	1,049
	American States Water Co.	10,486	810
	Unitil Corp.	13,998	700
	Middlesex Water Co.	12,250	644
	Excelerate Energy Inc. Class A	18,668	615
	York Water Co.	9,551	286
	Consolidated Water Co. Ltd.	8,457	255
	Genie Energy Ltd. Class B	14,691	204
*	Pure Cycle Corp.	15,990	166
	RGC Resources Inc.	5,997	138
*	Perma-Fix Environmental Services Inc.	11,156	110
*	Arq Inc.	24,578	68
*	Net Power Inc.	32,085	64
*	NANO Nuclear Energy Inc.	1,810	52
*	Hallador Energy Co.	1,759	34
*	Fervo Energy Co. Class A	530	19
*	EagleRock Land LLC Class A	437	10

		Shares	Market Value ($000)
	Global Water Resources Inc.	842	6
			68,572
Total Common Stocks (Cost $1,014,407)			1,270,460
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/27/2029 (Cost $—)	853	12
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[4,5]	Vanguard Market Liquidity Fund, 3.667% (Cost $8,591)	85,930	8,592
Total Investments (100.5%) (Cost $1,022,998)			1,279,064
Other Assets and Liabilities—Net (-0.5%)			(6,537)
Net Assets (100%)			1,272,527
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,929.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $7,715 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2026	14	2,047	29

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Oklo Inc.	8/31/2026	BANA	1,031	(3.620)	—	(28)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,270,455	—	5	1,270,460
Warrants	—	12	—	12
Temporary Cash Investments	8,592	—	—	8,592
Total	1,279,047	12	5	1,279,064
Derivative Financial Instruments
Assets
Futures Contracts[1]	29	—	—	29
Liabilities
Swap Contracts	—	(28)	—	(28)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.